INCOME TAXES (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Tax [Line Items]
Total current income tax expense	$ (154,858)	$ (80,298)	$ 92,323
Total deferred tax benefit (expense)	12,737	(322,616)	(134,171)
Total income tax benefit (expense)	(142,121)	(402,914)	(41,848)
Foreign countries [member]
Disclosure Of Income Tax [Line Items]
Total current income tax expense	(96,745)	(113,821)	(1,568)
Total deferred tax benefit (expense)	64,462	(59,995)	(21,908)
Domestic [member]
Disclosure Of Income Tax [Line Items]
Total current income tax expense	(58,113)	33,523	93,891
Total deferred tax benefit (expense)	$ (51,725)	$ (262,621)	$ (112,263)